Intangible Assets - Schedule of Intangible Assets (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Gross Carrying Amount		$ 2,278	$ 1,622
Intangible Assets, Accumulated Amortization		(1,529)	(1,276)
Intangible Assets, Net	$ 570	749	347
Customer Contracts and Relationships [Member]
Intangible Assets, Gross Carrying Amount		708	230
Intangible Assets, Accumulated Amortization		(234)	(230)
Intangible Assets, Net		474
Patents and Other Intellectual Property [Member]
Intangible Assets, Gross Carrying Amount		1,401	1,223
Intangible Assets, Accumulated Amortization		(1,126)	(876)
Intangible Assets, Net		275	347
Non-compete Agreements [Member]
Intangible Assets, Gross Carrying Amount		169	169
Intangible Assets, Accumulated Amortization		(169)	(169)
Intangible Assets, Net